Document And Entity Information	May 07, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2025
Entity Registrant Name	Palmer Square Capital BDC Inc.
Entity Central Index Key	0001794776
Entity Emerging Growth Company	true
Entity File Number	814-01334
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	84-3665200
Entity Address, Address Line One	1900 Shawnee Mission Parkway, Suite 315
Entity Address, City or Town	Mission Woods
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66205
City Area Code	816
Local Phone Number	994-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PSBD
Security Exchange Name	NYSE